Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The components of basic and diluted net loss per share were as follows:

	Three months ended September 30,		Nine months ended September 30,
(In thousands, except share and per share data)	2023	2022	2023	2022
Numerator:
Net loss attributable to Agrify Corporation	(2,092)	(57,413)	(19,224)	(130,235)
Denominator:
Weighted-average common shares outstanding –	1,649,741	133,526	1,426,016	129,832
Net loss per share attributable to Common Stockholders – basic and diluted	$(1.27)	$(429.98)	$(13.48)	$(1,003.10)

The components of basic and diluted net loss per share were as follows:

(In thousands, except share and per share data)	Year Ended December 31,
	2022	2021
Numerator:
Net loss attributable to Agrify Corporation	$(188,173)	$(32,465)
Accrued dividend attributable to Preferred A Stockholders	—	(61)
Net loss available for Common Stockholders	$(188,173)	$(32,526)
Denominator:
Weighted-average common shares outstanding – basic and diluted(1)	208,573	95,455
Net loss per share attributable to Common Stockholders – basic and diluted(1)	$(902.19)	$(340.75)

Schedule of Anti-dilutive Shares	The Company excluded the following potential Common Stock equivalents presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to Common Stockholders for the periods indicated because including them would have had an anti-dilutive effect:
	Nine months ended September 30, 2023	Nine months ended September 30, 2022
Shares subject to outstanding stock options	11,379	14,286
Shares subject to unvested restricted stock units	2,185	8,965
Shares subject to outstanding warrants	1,495,001	121,539
	1,508,565	144,790
The Company excluded the following potential Common Stock equivalents presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to Common Stockholders for the periods indicated because including them would have had an anti-dilutive effect:
	December 31, 2022	December 31, 2021
Shares subject to outstanding stock options	13,439	17,821
Shares subject to unvested restricted stock units	7,691	—
Shares subject to outstanding warrants	1,530,001	1,360
	1,551,131	19,181